CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 9,006	$ 186,722	$ 784,525
Accounts Receivable	2,269,609	1,870,562	2,753,199
Inventory	317,122	615,096
Prepaid fees	443,482
Accounts Receivable - Other	29,259	30,021	199,701
Total Current Assets	3,068,478	2,702,401	3,737,425
OTHER ASSETS
Cash - restricted	85,786	198,943	141,102
Processing and rail facility	2,914,422	2,914,422	2,914,422
Underground equipment	8,887,045	8,887,045	7,500,512
Surface equipment	4,439,263	3,957,603	3,751,054
Less Accumulated Depreciation	(5,300,140)	(4,820,569)	(2,262,855)
Land	178,683	178,683	178,683
Accounts Receivable - Other	111,003	127,718	196,347
Note Receivable	4,117,139	4,117,139	4,117,139
Total Other Assets	15,433,201	15,560,984	16,536,404
TOTAL ASSETS	18,501,679	18,263,385	20,273,829
CURRENT LIABILITIES
Accounts payable	6,407,660	5,360,537	2,196,060
Accrued related party management fee	17,840,615	17,840,615	17,840,615
Accrued interest	461,333	336,570	122,945
Accrued dividend on Series B	70,157
Funds held for others	12,056	82,828	24,987
Due to affiliate	124,000	124,000	74,000
Current portion of long term-debt	10,164,219	9,645,154	4,431,006
Current portion of Reclamation liability	2,379,352	2,033,862	519,489
Total Current Liabilities	37,459,392	35,423,566	25,209,102
OTHER LIABILITIES
Long-term portion of note payable	5,782,253	5,081,688	4,964,941
Reclamation liability	17,964,267	17,851,195	17,607,384
Total Other Liabilities	23,746,520	22,932,883	22,572,325
Total Liabilities	61,205,912	58,356,449	47,781,427
STOCKHOLDERS' DEFICIT
Additional paid-in capital	1,527,254	1,527,254	88,193
Accumulated deficit	(44,759,278)	(42,019,595)	(27,651,030)
Total American Resources Corporation Shareholders' Equity	(43,230,603)	(40,490,920)	(27,562,355)
Non controlling interest	526,370	397,856	54,757
Total Stockholders' Deficit	(42,704,233)	(40,093,064)	(27,507,598)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	18,501,679	18,263,385	20,273,829
Common Class A [Member]
STOCKHOLDERS' DEFICIT
Common stock, value	89	89
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value	482	482	482
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value	$ 850	$ 850